Commitments and Contingencies (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 24, 2025	Aug. 29, 2024	Nov. 30, 2024	Sep. 30, 2025	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Additional shares issued									57,000
Number of business days.		5 days
Lawsuit fees		$ 65,000					$ 65,000		$ 65,000
Unpaid federal income tax balance owed			$ 2,035,000
Percentage of licensing revenue									3.00%
Percentage of annual loyalty revenue									2.00%
Percentage of revenue									0.40%
Description strategic cooperation consulting									For any sales/purchase of Company products in excess of $2,000,000 annually or similar agreements with commercial/strategic partner(s) resulting from the services rendered hereunder to the Company shall accrue compensation to the Advisor as follows: 2% (two percent) of sales/purchase value up to $5 million of the Company from the Commercial/Strategic Partner(s), plus 1.5% (one and half percent) of sales/purchase value above $5 million of the company from the Commercial/Strategic Partner(s);
Consulting agreement, term									12 months
Expenses of stock price									$ 700,000
Selling general and administrative expenses									240,000
Liquidated damages									$ 400,000
Total liquidated damages							$400,000
Shares issued to consultants					$ 20,590,717	$ 20,590,717		$ 30,245,516
HBC Holdback Shares [Member]
Commitments and Contingencies [Line Items]
Issuance of share							4,000		4,000
G3 Holdback Shares [Member]
Commitments and Contingencies [Line Items]
Issuance of share							4,000		4,000
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of share									40,000
Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of share									40,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Unpaid federal income tax balance owed							$ 2,120,000
Subsequent Event [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Shares issued to consultants	$ 3,447,957
General and Administrative Expense [Member]
Commitments and Contingencies [Line Items]
Expenses of stock price				$ 0			$ 160,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Share issued		247,860
Additional shares issued		190,860							190,860
Share consideration		57,000							57,000
Issuance of share							190,860